Quarterly Holdings Report
for
Fidelity Advisor® Series Small Cap Fund
February 29, 2024
AXS5-NPRT1-0424
1.967946.110
Common Stocks - 96.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Entertainment - 0.1%
Vivid Seats, Inc. Class A (a)	98,898	595,366
Interactive Media & Services - 1.4%
Cars.com, Inc. (a)	204,400	3,748,696
Ziff Davis, Inc. (a)	32,384	2,226,724
		5,975,420
Media - 0.7%
TechTarget, Inc. (a)	91,100	2,888,781
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	154,200	1,258,272
TOTAL COMMUNICATION SERVICES		10,717,839
CONSUMER DISCRETIONARY - 11.1%
Automobile Components - 2.9%
Adient PLC (a)	115,100	3,906,494
Patrick Industries, Inc.	73,281	8,789,322
		12,695,816
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A	28,044	376,070
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc. (a)	66,700	3,090,878
Household Durables - 2.3%
SharkNinja Hong Kong Co. Ltd.	58,304	3,148,416
Skyline Champion Corp. (a)	56,291	4,716,623
Tempur Sealy International, Inc.	39,500	2,151,565
		10,016,604
Leisure Products - 0.7%
BRP, Inc.	42,900	2,831,656
Specialty Retail - 3.4%
Academy Sports & Outdoors, Inc.	32,350	2,417,192
Murphy U.S.A., Inc.	16,200	6,755,562
Valvoline, Inc. (a)	129,400	5,517,616
		14,690,370
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	37,282	4,557,725
TOTAL CONSUMER DISCRETIONARY		48,259,119
CONSUMER STAPLES - 3.7%
Beverages - 0.1%
The Vita Coco Co., Inc. (a)	14,300	373,230
Consumer Staples Distribution & Retail - 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	54,120	3,952,925
Performance Food Group Co. (a)	51,500	3,953,655
Sprouts Farmers Market LLC (a)	68,800	4,295,872
		12,202,452
Food Products - 0.8%
Nomad Foods Ltd.	187,700	3,459,311
TOTAL CONSUMER STAPLES		16,034,993
ENERGY - 5.3%
Energy Equipment & Services - 3.8%
Cactus, Inc.	104,300	4,787,370
Championx Corp.	139,200	4,323,552
Liberty Oilfield Services, Inc. Class A	239,200	5,114,096
TechnipFMC PLC	105,700	2,292,633
		16,517,651
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp. (a)	163,600	4,204,520
Hess Midstream LP (b)	68,299	2,328,313
		6,532,833
TOTAL ENERGY		23,050,484
FINANCIALS - 13.8%
Banks - 5.1%
ConnectOne Bancorp, Inc.	236,376	4,677,881
First Interstate Bancsystem, Inc.	134,400	3,537,408
Independent Bank Group, Inc.	100,634	4,400,725
Metropolitan Bank Holding Corp. (a)	56,529	2,216,502
Pinnacle Financial Partners, Inc.	56,800	4,698,496
Trico Bancshares	81,400	2,719,574
		22,250,586
Capital Markets - 3.8%
Houlihan Lokey	37,300	4,799,018
Lazard, Inc. Class A	80,000	3,083,200
Morningstar, Inc.	7,264	2,168,958
Patria Investments Ltd.	189,600	2,825,040
TMX Group Ltd.	139,900	3,669,779
		16,545,995
Consumer Finance - 0.5%
PROG Holdings, Inc.	69,008	2,130,277
Financial Services - 1.2%
Essent Group Ltd.	101,300	5,426,641
Insurance - 3.2%
Old Republic International Corp.	110,700	3,205,872
Primerica, Inc.	26,400	6,474,864
Selective Insurance Group, Inc.	40,127	4,192,469
Stewart Information Services Corp.	2,800	176,344
		14,049,549
TOTAL FINANCIALS		60,403,048
HEALTH CARE - 14.0%
Biotechnology - 5.0%
Allogene Therapeutics, Inc. (a)	134,800	661,868
Arcellx, Inc. (a)	19,500	1,283,490
Astria Therapeutics, Inc. (a)	72,000	1,023,840
Blueprint Medicines Corp. (a)	17,800	1,664,656
Celldex Therapeutics, Inc. (a)	20,177	969,707
Cogent Biosciences, Inc. (a)	68,400	478,800
Cogent Biosciences, Inc. (c)	27,984	195,888
Crinetics Pharmaceuticals, Inc. (a)	25,000	1,023,500
Cytokinetics, Inc. (a)	36,300	2,622,312
Keros Therapeutics, Inc. (a)	23,100	1,559,250
Legend Biotech Corp. ADR (a)	16,500	1,075,140
Scholar Rock Holding Corp. (a)	44,400	688,200
Tyra Biosciences, Inc. (a)	40,300	805,597
Vaxcyte, Inc. (a)	35,900	2,650,138
Viking Therapeutics, Inc. (a)	34,200	2,635,110
Viridian Therapeutics, Inc. (a)	31,700	593,107
Xenon Pharmaceuticals, Inc. (a)	32,600	1,538,720
Zentalis Pharmaceuticals, Inc. (a)	34,130	508,878
		21,978,201
Health Care Equipment & Supplies - 3.7%
Envista Holdings Corp. (a)	80,300	1,658,195
Haemonetics Corp. (a)	31,200	2,276,976
Masimo Corp. (a)	8,500	1,092,590
Merit Medical Systems, Inc. (a)	37,900	2,887,980
Neogen Corp. (a)	132,600	2,279,394
Pulmonx Corp. (a)	139,800	1,288,956
RxSight, Inc. (a)	31,100	1,697,127
TransMedics Group, Inc. (a)(b)	35,300	2,880,480
		16,061,698
Health Care Providers & Services - 4.5%
Acadia Healthcare Co., Inc. (a)	70,500	5,883,225
Chemed Corp.	8,300	5,196,879
Option Care Health, Inc. (a)	68,166	2,199,717
The Ensign Group, Inc.	51,700	6,458,364
		19,738,185
Life Sciences Tools & Services - 0.2%
BioLife Solutions, Inc. (a)	48,100	812,890
Pharmaceuticals - 0.6%
Edgewise Therapeutics, Inc. (a)	59,600	973,268
Intra-Cellular Therapies, Inc. (a)	23,200	1,612,864
		2,586,132
TOTAL HEALTH CARE		61,177,106
INDUSTRIALS - 20.1%
Building Products - 2.3%
CSW Industrials, Inc.	14,285	3,291,121
Masonite International Corp. (a)	11,800	1,536,832
Simpson Manufacturing Co. Ltd.	25,400	5,300,472
		10,128,425
Construction & Engineering - 3.1%
EMCOR Group, Inc.	20,900	6,552,568
Granite Construction, Inc.	48,000	2,473,440
Sterling Construction Co., Inc. (a)	41,500	4,425,560
		13,451,568
Electrical Equipment - 2.7%
Array Technologies, Inc. (a)	157,188	2,144,044
Atkore, Inc.	20,900	3,540,460
Nextracker, Inc. Class A	68,800	3,869,312
Thermon Group Holdings, Inc. (a)	82,800	2,259,612
		11,813,428
Ground Transportation - 1.0%
TFI International, Inc.	29,900	4,419,818
Machinery - 1.8%
ITT, Inc.	22,100	2,787,694
Terex Corp.	90,000	5,161,500
		7,949,194
Professional Services - 4.3%
ASGN, Inc. (a)	46,700	4,638,244
Concentrix Corp.	27,513	1,993,317
ExlService Holdings, Inc. (a)	146,048	4,545,014
KBR, Inc.	85,567	5,136,587
NV5 Global, Inc. (a)	23,168	2,356,417
		18,669,579
Trading Companies & Distributors - 4.9%
Applied Industrial Technologies, Inc.	21,600	4,101,624
Beacon Roofing Supply, Inc. (a)	41,600	3,573,024
FTAI Aviation Ltd.	84,000	4,728,360
GMS, Inc. (a)	41,200	3,679,572
Rush Enterprises, Inc. Class A	105,998	5,162,103
		21,244,683
TOTAL INDUSTRIALS		87,676,695
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.4%
Extreme Networks, Inc. (a)	142,100	1,796,144
Electronic Equipment, Instruments & Components - 5.9%
Advanced Energy Industries, Inc.	43,300	4,381,960
Fabrinet (a)	32,500	7,006,025
Insight Enterprises, Inc. (a)	37,198	6,993,224
Napco Security Technologies, Inc.	59,782	2,691,983
TD SYNNEX Corp.	46,113	4,791,141
		25,864,333
IT Services - 1.0%
Endava PLC ADR (a)	31,301	1,163,458
Wix.com Ltd. (a)	23,900	3,350,302
		4,513,760
Semiconductors & Semiconductor Equipment - 3.4%
AEHR Test Systems (a)(b)	42,900	697,983
Allegro MicroSystems LLC (a)	91,900	2,893,931
Diodes, Inc. (a)	45,558	3,097,033
MACOM Technology Solutions Holdings, Inc. (a)	53,900	4,760,987
Nova Ltd. (a)	18,272	3,169,278
		14,619,212
Software - 3.0%
Five9, Inc. (a)	32,900	2,006,900
Intapp, Inc. (a)	56,019	2,197,625
PROS Holdings, Inc. (a)	60,100	2,148,575
Rapid7, Inc. (a)	34,000	1,991,720
Tenable Holdings, Inc. (a)	95,600	4,604,096
		12,948,916
TOTAL INFORMATION TECHNOLOGY		59,742,365
MATERIALS - 7.1%
Chemicals - 2.0%
Element Solutions, Inc.	244,100	5,736,350
The Chemours Co. LLC	59,300	1,166,431
Tronox Holdings PLC	134,052	1,970,564
		8,873,345
Construction Materials - 1.9%
Eagle Materials, Inc.	33,600	8,519,280
Metals & Mining - 3.2%
Commercial Metals Co.	117,400	6,339,600
Constellium NV (a)	384,100	7,447,699
		13,787,299
TOTAL MATERIALS		31,179,924
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Essential Properties Realty Trust, Inc.	191,692	4,579,522
Lamar Advertising Co. Class A	55,700	6,157,635
Urban Edge Properties	184,200	3,133,242
		13,870,399
Real Estate Management & Development - 0.7%
Colliers International Group, Inc.	26,100	3,037,227
TOTAL REAL ESTATE		16,907,626
UTILITIES - 1.0%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	134,357	4,456,622
TOTAL COMMON STOCKS (Cost $299,355,859)		419,605,821

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	10,729,643	10,731,789
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	7,268,658	7,269,385
TOTAL MONEY MARKET FUNDS (Cost $18,001,174)		18,001,174

Equity Funds - 0.9%
	Shares	Value ($)
Small Blend Funds - 0.9%
iShares Russell 2000 Index ETF (b) (Cost $3,507,840)	20,200	4,115,346

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $320,864,873)	441,722,341
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(5,417,380)
NET ASSETS - 100.0%	436,304,961

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $195,888 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cogent Biosciences, Inc.	2/14/24	209,880

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,018,838	28,316,625	21,603,674	62,318	-	-	10,731,789	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	8,318,910	44,119,144	45,168,669	2,496	-	-	7,269,385	0.0%
Total	12,337,748	72,435,769	66,772,343	64,814	-	-	18,001,174

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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